UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 915-9144

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2012

Item 1.      Schedule of Investments.

Henderson Global Funds	Portfolio of investments (unaudited)
Henderson All Asset Fund
April 30, 2012
Shares		Value (note 3)

Investment companies – 47.78%
Alternatives - 12.33%
80,916	ASG Global Alternatives Fund	$ 860,949
45,426	BH Global, Ltd.	878,764
324,483	BlueCrest AllBlue Fund, Ltd.	845,199
105,152	Franklin Templeton Hard Currency Fund	997,897
		3,582,809

Equity – 22.67%
31,563	Gateway Fund	856,628
22,422	Henderson Global Technology Fund (a)	489,910
94,697	Henderson Japan Focus Fund (a)	733,902
32,400	iShares MSCI Pacific ex-Japan Index Fund	1,428,840
10,694	SPDR S&P 500 ETF Trust	1,494,700
12,900	SPDR S&P Oil & Gas Exploration & Production ETF	727,431
14,722	Vanguard Dividend Appreciation ETF	859,029
		6,590,440

Fixed income - 12.78%
72,879	Henderson Strategic Income Fund (a)	629,676
4,831	iShares Barclays TIPS Bond Fund	576,918
5,503	iShares iBoxx $ High Yield Corporate Bond Fund	501,874
17,229	iShares iBoxx Investment Grade Corporate Bond Fund	2,006,834
		3,715,302

	Total investment companies
	(Cost $13,858,908)	13,888,551

Short-term investments – 50.94%
5,578,281	Federated Obligations Fund	5,578,281
9,231,373	Fidelity Institutional Treasury Portfolio (b)	9,231,373

	Total short-term investments
	(Cost $14,809,654)	14,809,654

Total investments - 98.72%		$28,698,205
(Cost $28,668,562)

Net other assets and liabilities – 1.28%		371,549

Total net assets – 100.00%		$29,069,754

(a)	Affiliated holding, see notes to financial statements for further information.
(b)	A portion of this security is segregated as collateral for futures contracts.

See notes to financial statements

Henderson Global Funds
Notes to financial statements
                                                               (unaudited)

1. The Henderson All Asset Fund (the “Fund”) is a Fund-of-Fund that seeks to achieve its objective by investing in a portfolio of underlying funds (“underlying funds”) which, in turn, may invest in a variety of US and foreign equity, fixed income, money market and derivative instruments. The Fund-of-Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the Fund-of -Fund, within their principal investment strategies, may represent a significant portion of the underlying funds’ net assets. The Fund-of-Fund’ “Portfolio of Investment “lists the underlying funds held as an investment of the Fund-of-Fund as a period end, but does not include the holdings of the underlying funds. A complete list of the holdings of each underlying fund, as well as the financial statements of each underlying fund, are available at the SEC’s website at www.sec.gov. All percentages are based on the net assets of the Fund as of April 30, 2012.

2. Net unrealized appreciation of the Fund’s investment securities was $29,643 of which $90,797 related to the appreciated investment securities and $61,154 related to depreciated investment securities for the period ended April 30, 2012.

3. Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates fair market value. Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund.

4. Various inputs are used in determining the value of the Fund’s investments. The Fund uses a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices (unadjusted) in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

Any transfers between levels are disclosed, effective at the end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2012:

All Asset Fund

Description	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(level 1)	(level 2)	(level 3)
Investment Companies	$13,888,551	$—	$—	$13,888,551
Short-Term Investments	14,809,654	—	—	14,809,654
Total	28,698,205	—	—	28,698,205

Financial Derivative Instruments
Forward Foreign Currency Contracts	—	(9,382)	—	(9,382)
Futures Contracts	(6,935)	—	—	(6,935)
Total Financial Derivative Instruments	$(6,935)	$(9,382)	$—	$(16,317)

The Fund adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund’s financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

5. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

The Fund held the following open forward foreign currency contracts at April 30, 2012:

	Value date	Local amount (000’s)	Current notional value	Unrealized appreciation/ (depreciation)
Japanese Yen Short	06/07/12	56,620	$709,382	$(9,382)

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on forward currency contracts during the period ended April 30, 2012:

Currency	Realized gain/loss	Change in unrealized gain/loss
Foreign currency risk	$-	$(9,382)

During the period ended April 30, 2012, the Fund’s monthly notional value related to forward foreign currency contracts was approximately $709,000 or 2.4% of net assets.

6. The Fund is subject to interest rate risk and foreign currency risk in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies and to gain exposure to equity indices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the fluctuations in the fair value of the underlying security. The Fund realizes a gain or loss upon the expiration or closing of futures contracts. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearing house, as counterparty to all exchange-traded futures, guarantees the contracts against default.

The Fund held the following open long futures contracts at April 30, 2012.
	Number of contracts	Expiration date	Aggregate notional value	Unrealized appreciation/ depreciation
10 Year US Treasury Note (Long)	11	6/30/12	$1,455,094	$11,671
German Euro Bond (Long)	6	6/30/12	1,120,565	5,473
Hang Seng Index (Short)	6	5/30/12	809,677	(18,041)
Nikkei 225 Index (Long)	6	6/30/12	713,928	(6,038)

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on futures contracts during the period ended April 30, 2012:

Futures contracts	Realized gain/loss	Change in unrealized gain/loss
Equity risk	$(11,125)	$(24,079)
Interest rate risk	-	17,144

During the period ended April 30, 2012, the Fund's average notional value related to futures contracts was approximately $1,000,000 or 3.5% of net assets.

7. An affiliated person of a Fund may include any company in which the Fund owns five percent of more of its outstanding voting shares. At April 30, 2012, the Fund held 0.1% of the Henderson Global Technology Fund, 2.6% of the Henderson Japan Focus Fund and 1.3% of the Henderson Strategic Income Fund. Transactions in affiliates during the period ended April 30, 2012 were as follows:

Affiliate	Balance of shares held 7/31/2011*	Purchases	Sales	Balance of shares held 4/30/2012	Value
Henderson Global Technology Fund	-	22,422	-	22,422	$489,910
Henderson Japan Focus Fund	-	94,697	-	94,697	733,902
Henderson Strategic Income Fund	-	72,879	-	72,879	629,676

* The Fund commenced operations on March 30, 2012.

The aggregate cost and value of affiliates at April 30, 2012 is $1,882,577 and $1,853,488, respectively. Investments in affiliates represented 6.4% of the total net assets of the fund as of April 30, 2012.

Henderson Global Funds	Portfolio of investments (unaudited)
Emerging Markets Opportunities Fund
April 30, 2012

Shares		Value (note 3)

Common stocks - 97.05%
	Australia - 4.80%
300,234	African Petroleum Corp., Ltd. *	$ 453,602
899,209	Cape Lambert Resources, Ltd. *	468,465
		922,067

	Brazil - 9.76%
27,400	BR Malls Participacoes S.A.	340,389
44,900	CCR S.A.	348,619
25,100	OGX Petroleo e Gas Participacoes S.A. *	174,211
13,400	Petroleo Brasileiro S.A., ADR	315,436
11,424	Tim Participacoes S.A., ADR	341,920
15,900	Vale S.A., ADR	352,980
		1,873,555

	Canada - 0.20%
169,161	Shamaran Petroleum Corp. *	37,673

	China - 12.20%
116,500	Anhui Conch Cement Co., Ltd., Class H *	390,403
3,480	Baidu, Inc., ADR *	461,796
232,500	CITIC Securities Co., Ltd., Class H *	488,455
732,107	Industrial & Commercial Bank of China, Ltd., Class H	487,842
181,000	Zhuzhou CSR Times Electric Co., Ltd., Class H	512,067
		2,340,563

	Colombia - 0.99%
2,800	Bancolombia S.A., ADR	189,924

	Hong Kong - 9.52%
312,000	Agile Property Holdings, Ltd.	407,762
221,000	CNOOC, Ltd.	471,131
264,200	Esprit Holdings, Ltd.	546,199
102,000	Sands China, Ltd.	402,286
		1,827,378

	India - 4.78%
19,234	Jubilant Foodworks, Ltd. *	432,126
16,276	Tata Motors, Ltd., ADR	484,211
		916,337

	Indonesia - 5.86%
1,659,000	PT Adaro Energy Tbk	335,753
436,904	PT Bank Mandiri Tbk	351,786
577,000	PT Mitra Adiperkasa Tbk	436,337
		1,123,876

	Italy - 2.91%
82,300	Prada SpA *	559,016

	Kazakhstan - 1.70%
955,965	International Petroleum, Ltd. *	149,410
16,438	Zhaikmunai LP, GDR *	176,709
		326,119

	Korea - 11.13%
7,779	Gamevil, Inc. *	450,857
2,060	Hyundai Glovis Co., Ltd.	403,752
26,040	Hyundai Greenfood Co., Ltd.	366,363
2,005	Hyundai Motor Co.	476,356
357	Samsung Electronics Co., Ltd.	439,093
		2,136,421

	Luxembourg - 1.12%
5,500	Tenaris S.A., ADR	215,545

	Malaysia - 1.99%
347,600	AirAsia Berhad	382,521

	Mexico - 4.15%
134,902	Alsea de Mexico S.A.B. de C.V. *	185,379
5,000	Fomento Economico Mexicano, S.A.B de C.V., ADR	406,300
42,400	Grupo Financiero Banorte S.A.B de C.V.	204,482
		796,161

	Panama - 1.08%
2,550	Copa Holdings S.A., Class A	207,341

	Philippines - 2.75%
43,760	GT Capital Holdings, Inc. *	527,566

	South Africa - 1.55%
104,512	Hummingbird Resources plc *	191,662
123,923	Ncondezi Coal Co. *	105,585
		297,247

	Switzerland - 1.47%
4,940	DKSH Holding, Ltd. *	281,928

See notes to financial statements

Henderson Global Funds	Portfolio of investments
      (unaudited)
Emerging Markets Opportunities Fund
April 30, 2012 (continued)

Shares		Value
		(note 3)
	Taiwan - 4.02%
97,214	Advanced Semiconductor Engineering, Inc., ADR	$ 492,875
18,400	HTC Corp.	279,070
		771,945

	Thailand - 2.53%
280,084	Robinson Department Store pcl	485,024

	Ukraine - 1.29%
17,839	Avangardco Investments Public, Ltd. *	247,962

	United Kingdom - 10.25%
48,245	African Minerals, Ltd. *	407,143
149,975	Allied Gold Mining plc *	289,031
162,360	Borders & Southern Petroleum *	223,970
34,941	Inchcape plc	207,486
87,299	InternetQ plc *	377,571
478,045	Madagascar Oil, Ltd. *	203,653
83,861	RusPetro plc *	257,225
		1,966,079

	United States - 1.00%
4,700	First Cash Financial Services, Inc. *	192,512

	Total common stocks
	(Cost $17,702,673)
		18,624,760
Preferred stocks - 2.82%
	Brazil - 2.82%
25,410	Alpargatas S.A.I.C.	206,623
21,200	Itau Unibanco Holding S.A.	333,657
		540,280

	Total preferred stocks	540,280
	(Cost $602,014)

	Total long-term investments	19,165,040
	(Cost $18,304,687)

Short-term investment - 2.72%
521,846	Fidelity Institutional Treasury Portfolio	521,846

	Total short-term investment	521,846
	(Cost $521,846)

Total investments - 102.59%		19,686,886
(Cost $18,826,533)

Net other assets and liabilities – (2.59)%		(496,946)

Total net assets – 100.00%		$ 19,189,940

*	Non income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to financial statements

Henderson Global Funds
Portfolio of investments
         (unaudited)
Emerging Markets Opportunities Fund
April 30, 2012 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Oil & Gas Exploration & Production	11.19%
Diversified Banks	8.17
Apparel Retail	5.37
Semiconductors	4.86
Steel	4.28
Restaurants	3.22
Airlines	3.07
Apparel, Accessories & Luxury Goods	2.91
Asset Management & Custody Banks	2.75
Electrical Components & Equipment	2.67
Investment Banking & Brokerage	2.55
Construction & Farm Machinery & Heavy Trucks	2.52
Gold	2.51
Automobile Manufacturers	2.48
Internet Software & Services	2.41
Home Entertainment Software	2.35
Coal & Consumable Fuels	2.30
General Merchandise Stores	2.27
Real Estate Development	2.13
Precious Metals & Minerals	2.12
Soft Drinks	2.12
Air Freight & Logistics	2.10
Casinos & Gaming	2.10
Construction Materials	2.04
Advertising	1.97
Department Stores	1.91
Highways & Railtracks	1.82
Wireless Telecommunication Services	1.78
Real Estate Operating Companies	1.77
Integrated Oil & Gas	1.64
Research & Consulting Services	1.47
Communications Equipment	1.45
Packaged Foods & Meats	1.29
Oil & Gas Equipment & Services	1.12
Distributors	1.08
Footwear	1.08
Consumer Finance	1.00
Long-Term Investments	99.87
Short-Term Investment	2.72
Total Investments	102.59
Net Other Assets and Liabilities	(2.59)
100.00%

See notes to financial statements

Henderson Global Funds
 Notes to financial statements
                                                               (unaudited)

1. All percentages are based on the net assets of the Henderson Emerging Markets Opportunities Fund (the “Fund”) as of April 30, 2012.

2. Net unrealized appreciation of the Fund’s investment securities was $860,353 of which $2,173,072 related to the appreciated investment securities and $1,312,719 related to depreciated investment securities for the period ended April 30, 2012.

3. Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates fair market value. Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund.

4. Various inputs are used in determining the value of the Fund’s investments. The Fund uses a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices (unadjusted) in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

Any transfers between levels are disclosed, effective at the end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2012:

Emerging Markets Opportunities
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total

Common Stocks
Australia	$922,067	$—	$—	$922,067
Brazil	1,873,555	—	—	1,873,555
Canada	37,673	—	—	37,673
China	2,340,563	—	—	2,340,563
Colombia	189,924	—	—	189,924
Hong Kong	1,827,378	—	—	1,827,378
India	916,337	—	—	916,337
Indonesia	1,123,876	—	—	1,123,876
Italy	559,016	—	—	559,016
Kazakhstan	326,119	—	—	326,119
Korea	2,136,421	—	—	2,136,421
Luxembourg	215,545	—	—	215,545
Malaysia	382,521	—	—	382,521
Mexico	796,161	—	—	796,161
Panama	207,341	—	—	207,341
Philippines	527,566	—	—	527,566
South Africa	297,247	—	—	297,247
Switzerland	281,928	—	—	281,928
Taiwan	771,945	—	—	771,945
Thailand	485,024	—	—	485,024
Ukraine	247,962	—	—	247,962
United Kingdom	1,966,079	—	—	1,966,079
United States	192,512	—	—	192,512
Total Common Stocks	18,624,760	—	—	18,624,760
Preferred Stocks
Brazil	540,280	—	—	540,280
Total Preferred Stocks	540,280	—	—	540,280
Short-Term Investment	521,846	—	—	521,846
Total	$19,686,886	$—	$—	$19,686,886

During the period ended April 30, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

The Fund adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund’s financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended April 30, 2012.

Henderson Global Funds	Portfolio of investments
      (unaudited)
European Focus Fund
April 30, 2012
Shares		Value (note 3)

Common stocks - 98.24%
	Australia - 4.89%
16,872,214	African Petroleum Corp., Ltd. *	$ 25,491,004

	Austria - 0.99%
50,000	Lenzing AG	5,157,798

	Belgium - 0.64%
406,028	Nyrstar *	3,326,874

	Canada - 1.98%
272,393	Africa Oil Corp. *	1,505,558
621,811	Eldorado Gold Corp.	8,812,425
		10,317,983

	France - 5.06%
173,529	Alstom S.A.	6,197,317
440,711	AXA S.A.	6,242,051
307,066	Renault S.A.	13,951,855
		26,391,223

	Germany - 9.43%
149,985	Continental AG	14,536,747
66,349	Fresenius SE & Co., KGaA	6,622,095
132,872	HeidelbergCement AG	7,305,288
5,528,451	Sky Deutschland AG *	14,138,400
895,808	TUI AG *	6,545,513
		49,148,043

	Greece - 1.51%
625,575	Hellenic Telecommunications Organization S.A.	2,045,342
338,150	JUMBO S.A. *	1,642,726
301,576	Motor Oil (Hellas) Corinth Refineries S.A.	2,475,017
500,832	Public Power Corp. S.A.	1,683,897
		7,846,982

	Ireland - 3.67%
57,341,521	Petroceltic International plc *	7,305,174
1,310,714	Providence Resources plc *	11,848,267
		19,153,441

	Kazakhstan - 3.23%
1,564,272	Zhaikmunai LP, GDR *	16,815,924

	Luxembourg - 2.56%
393,617	ArcelorMittal	6,807,269

779,901	SAF-Holland S.A. *	6,555,456
		13,362,725

	Netherlands - 0.42%
414,902	Amtel Vredestein N.V., GDR (a) (b) *	—
68,923	Ziggo N.V. *	2,167,705
		2,167,705

	Norway - 3.49%
7,668,834	Northland Resources S.A. *	7,950,921
2,271,690	Storebrand ASA *	10,209,397
		18,160,318

	Portugal - 1.96%
647,984	Galp Energia, SGPS, S.A., B Shares	10,198,488

	Russia - 1.40%
709,502	Phosagro OAO, GDR	7,279,490

	Spain - 7.17%
490,736	Amadeus IT Holding S.A., A Shares	10,029,629
1,684,590	Banco Santander S.A.	10,525,092
600,000	Grifols S.A., ADR *	5,676,000
539,162	Indra Sistemas S.A.	5,593,894
220,000	Obrascon Huarte Lain S.A.	5,557,821
		37,382,436

	Sweden - 2.31%
761,443	Svenska Cellulosa AB, B Shares	12,065,178

	Switzerland - 3.52%
137,484	Aryzta AG *	6,922,292
95,218	DKSH Holding, Ltd. *	5,434,135
16,569	Kuoni Reisen Holding AG *	5,978,458
		18,334,885

See notes to financial statements

Henderson Global Funds	Portfolio of investments
      (unaudited)
European Focus Fund
April 30, 2012 (continued)

Shares		Value (note 3)

	United Kingdom - 44.01%
3,631,357	African Minerals, Ltd. *	$ 30,645,308
1,020,245	Aviva plc	5,101,382
1,690,527	BAE Systems plc	8,098,977
6,911,259	Borders & Southern Petroleum *	9,533,839
4,027,359	BP plc	29,085,200
1,674,913	BT Group plc	5,729,999
2,870,482	Bwin.Party Digital Entertainment plc	7,174,097
3,226,012	Carphone Warehouse Group plc	6,858,497
926,877	Chemring Group plc	4,911,306
2,933,091	Cobham plc	10,781,655
4,188,429	Essar Energy, Ltd. *	9,958,192
1,688,372	Exillon Energy plc *	3,800,461
400,000	Genel Energy plc *	4,576,577
1,080,964	Gulf Keystone Petroleum, Ltd. *	4,170,839
192,530	Imperial Tobacco Group plc	7,698,938
4,361,673	ITV plc	5,924,753
2,000,000	Juridica Investments, Ltd. (b)	2,446,522
4,350,000	Mytrah Energy, Ltd. *	6,706,633
406,117	Ophir Energy plc *	3,802,933
3,933,200	Rentokil Initial plc	5,524,651
25,284,232	Royal Bank of Scotland Group plc *	9,958,897
4,795,000	RusPetro plc *	14,707,610
1,112,498	Smith & Nephew plc	10,950,192
3,195,495	TalkTalk Telecom Group plc	6,632,853
1,852,408	Tesco plc	9,540,406
1,042,725	The Sage Group plc	4,841,494
150,000	Zanaga Iron Ore Co., Ltd. *	245,869
		229,408,080

	Total common stocks	512,008,577
	(Cost $504,923,946)

REITS - 0.95%
	United Kingdom - 0.95%
594,038	Shaftesbury plc	4,931,188

	Total REITS	4,931,188
	(Cost $2,781,676)

Contracts		Value (note 3)

Options purchased – 0.00%
	United Kingdom – 0.00%
5,019	BP plc, Call @ $519	10,589
	Expires 6/15/12
4,761	BP plc, Call @ $719	10,045
	Expires 12/21/12	20,634

	Total options purchased	20,634
	(Cost $1,884,013)

	Total long-term investments	516,960,399
	(Cost $509,589,635)

Shares

Short-term investment - 0.78%
4,066,669	Fidelity Institutional Treasury Portfolio	4,066,669

	Total short-term investment	4,066,669
	(Cost $4,066,669)

Total investments - 99.97%		521,027,068
(Cost $513,656,304)

Net other assets and liabilities – 0.03%		172,530

Total net assets – 100.00%		$ 521,199,598

*	Non income producing security
(a)	Fair valued at April 30, 2012 as determined in good faith using procedures approved by the Board of Trustees.
(b)	This security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust

See notes to financial statements

Henderson Global Funds
Portfolio of investments
(unaudited)

European Focus Fund
April 30, 2012 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets

Oil & Gas Exploration & Production	21.78%
Integrated Oil & Gas	7.54
Precious Metals & Minerals	5.88
Aerospace & Defense	4.56
Diversified Banks	3.93
Tires & Rubber	2.79
Cable & Satellite	2.71
Automobile Manufacturers	2.68
Hotels, Resorts & Cruise Lines	2.40
Paper Products	2.31
Multi-line Insurance	2.18
Diversified Metals & Mining	2.16
Health Care Equipment	2.10
Life & Health Insurance	1.96
Data Processing & Outsourced Services	1.92
Food Retail	1.83
Gold	1.69
Alternative Carriers	1.69
Integrated Telecommunication Services	1.49
Tobacco	1.48
Construction Materials	1.40
Fertilizers & Agricultural Chemicals	1.40
Casinos & Gaming	1.38
Steel	1.35
Packaged Foods & Meats	1.33
Computer & Electronics Retail	1.32
Independent Power Producers & Energy Traders	1.29
Health Care Services	1.27
Auto Parts & Equipment	1.26
Heavy Electrical Equipment	1.19
Broadcasting	1.14
Biotechnology	1.09
IT Consulting & Other Services	1.07
Construction & Engineering	1.07
Environmental & Facilities Services	1.06
Advertising	1.04
Commodity Chemicals	0.99
Diversified REIT's	0.95
Application Software	0.93
Oil & Gas Refining & Marketing	0.47
Industrial Conglomerates	0.47
Electric Utilities	0.32
Specialty Stores	0.32
Long-Term Investments	99.19
Short-Term Investment	0.78
Total Investments	99.97
Net Other Assets and Liabilities	0.03
100.00%

See notes to financial statements

Henderson Global Funds
  Notes to financial statements
                                                               (unaudited)

1. All percentages are based on the net assets of the Henderson European Focus Fund (the “Fund”) as of April 30, 2012.

2. Net unrealized appreciation of the Fund’s investment securities was $7,370,764 of which $75,506,485 related to the appreciated investment securities and $68,135,721 related to depreciated investment securities for the period ended April 30, 2012.

3. Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates fair market value. Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund.

4. Various inputs are used in determining the value of the Fund’s investments. The Fund uses a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices (unadjusted) in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

Any transfers between levels are disclosed, effective at the end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2012:

European Focus
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
Australia	$25,491,004	$—	$—	$25,491,004
Austria	5,157,798	—	—	5,157,798
Belgium	3,326,874	—	—	3,326,874
Canada	10,317,983	—	—	10,317,983
France	26,391,223	—	—	26,391,223
Germany	49,148,043	—	—	49,148,043
Greece	7,846,982	—	—	7,846,982
Ireland	19,153,441	—	—	19,153,441
Kazakhstan	16,815,924	—	—	16,815,924
Luxembourg	13,362,725	—	—	21,313,646
Netherlands	2,167,705	—	—	2,167,705
Norway	18,160,318	—	—	10,209,397
Portugal	10,198,488	—	—	10,198,488
Russia	7,279,490	—	—	7,279,490
Spain	37,382,436	—	—	37,382,436
Sweden	12,065,178	—	—	12,065,178
Switzerland	18,334,885	—	—	18,334,885
United Kingdom	229,408,080	—	—	229,408,080
Total Common Stocks	512,008,577	—	—	512,008,577
REITS
United Kingdom	4,931,188	—	—	4,931,188
Total REITS	4,931,188	—	—	4,931,188
Options Purchased
United Kingdom	—	20,634	—	20,634
Total Options Purchased	—	20,634	—	20,634
Short-Term Investment	4,066,669	—	—	4,066,669
Total	$521,006,434	$20,634	$—	$521,027,068

During the period ended April 30, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in securities	Balance as of July 31, 2011	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of April 30, 2012
Common Stock
Netherlands
Amtel Vredestein	$0	$0	$0	$0	$0	$0	$0	$0	$0
N.V., GDR
Total	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2012 was $0.

The Fund's management has determined Amstel Vredstein N.V., GDR is a level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. Management has also concluded there is no value for the investment on the basis that the company is bankrupt, has no current operations, and has delisted from the exchange.

The Fund adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund’s financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

5. The Fund may purchase options to create investment exposure consistent with its investment objective or to hedge or limit exposure of its portfolio holdings. Options are valued daily and unrealized appreciation or depreciation is recorded. The Fund realizes a gain or loss upon the expiration or closing of the option transaction. Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying instrument, the possibility of an illiquid market for the option or the inability of counterparties to perform. When applicable, option contracts purchased by the Fund and contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Following is a summary of realized gains/losses and change in unrealized gains/losses incurred on options purchased during the period ended April 30, 2012:

Options purchased	Realized gain/loss	Change in unrealized gain/loss
Equity risk	$-	$(1,515,604)

Henderson Global Funds	Portfolio of investments (unaudited)
Global Equity Income Fund
April 30, 2012

Shares		Value (note 3)

Common stocks - 96.20%
	Australia - 4.45%
1,351,427	Amcor, Ltd.	$ 10,589,057
1,133,091	Crown, Ltd.	10,743,680
4,251,189	DUET Group	8,194,623
5,920,385	Telstra Corp., Ltd.	21,837,357
		51,364,717

	Brazil - 2.97%
1,459,528	CCR S.A.	11,332,274
424,902	Cielo S.A., ADR	12,755,558
468,708	Vale S.A., ADR	10,138,154
		34,225,986

	Canada - 2.15%
331,508	Bank of Montreal	19,688,793
116,332	Crescent Point Energy Corp.	5,082,643
		24,771,436

	Cyprus - 1.15%
1,700,867	ProSafe SE	13,270,029

	Finland - 1.41%
264,260	Elisa Oyj	5,960,610
1,515,946	Stora Enso Oyj	10,334,290
		16,294,900

	France - 1.64%
133,237	Neopost S.A.	7,660,451
147,563	Sanofi	11,262,681
		18,923,132

	Germany - 7.47%
259,311	BASF SE	21,346,721
1,181,825	Deutsche Post AG	22,057,788
1,873,349	Deutsche Telekom AG	21,120,054
148,684	Muenchener Rueckversicherungs-Gesellschaft AG	21,580,552
		86,105,115

	Hong Kong - 3.10%
885,000	Cheung Kong Holdings, Ltd.	11,794,449
3,452,000	NWS Holdings, Ltd.	5,214,495
4,052,000	SJM Holdings, Ltd.	8,930,574
830,500	Swire Pacific, Ltd., Class A	9,799,678
		35,739,196

	Israel - 0.50%
500,786	Israel Chemicals, Ltd.	5,745,122

	Italy - 2.91%
1,513,337	ENI SpA	33,593,743

	Luxembourg - 1.92%
923,224	SES	22,107,281

	Netherlands - 3.99%
893,899	Royal Dutch Shell plc, Class B	32,590,166
392,359	Unilever N.V.	13,435,992
		46,026,158

	Norway - 3.20%
316,508	Seadrill, Ltd.	12,250,067
922,842	Statoil ASA	24,639,436
		36,889,503

	Singapore - 2.81%
1,773,200	Keppel Corp., Ltd.	15,833,422
2,346,000	SembCorp Industries, Ltd.	9,573,576
1,005,000	Venture Corp., Ltd.	6,984,242
		32,391,240

	South Africa - 1.23%
200,585	Kumba Iron Ore, Ltd.	14,179,402

	Sweden - 2.65%
389,797	Electrolux A.B., Series B	8,704,942
1,144,287	Tele2 AB, Class B	21,808,752
		30,513,694

	Switzerland - 5.65%
459,446	Nestle S.A.	28,144,326
90,000	Roche Holding AG	16,440,258
83,989	Zurich Financial Services AG *	20,542,674
		65,127,258

	Taiwan - 1.31%
7,836,000	CTCI Corp.	15,130,883

See notes to financial statements

Henderson Global Funds	Portfolio of investments
      (unaudited)
Global Equity Income Fund
April 30, 2012 (continued)

Shares		Value (note 3)

	United Kingdom - 27.17%
2,125,654	Amlin plc	$ 11,377,188
5,034,211	BAE Systems plc	24,117,899
2,311,548	Balfour Beatty plc	9,791,182
512,820	British American Tobacco plc	26,290,950
3,386,264	BT Group plc	11,584,655
6,839,413	Centrica plc	34,064,923
3,000,000	GKN plc	9,917,540
495,021	GlaxoSmithKline plc	11,448,015
306,051	Imperial Tobacco Group plc	12,238,444
898,226	Inmarsat plc	6,411,100
10,776,087	Legal & General Group plc	20,566,487
1,535,873	National Grid plc	16,588,040
734,058	Phoenix Group Holdings	6,290,077
660,082	Provident Financial plc	12,383,614
86,650	Rio Tinto plc	4,826,928
9,366,272	RSA Insurance Group plc	15,960,547
576,242	Scottish & Southern Energy plc	12,353,768
772,324	Smiths Group plc	13,411,427
4,757,753	Smiths News plc	7,682,749
2,540,063	Standard Life plc	9,217,390
2,086,186	Tullett Prebon plc	11,629,779
9,069,718	Vodafone Group plc	25,096,310
		313,249,012

	United States - 18.52%
276,006	Abbott Laboratories	17,128,932
381,864	AGL Resources, Inc.	15,056,898
351,341	Cinemark Holdings, Inc.	8,066,789
476,831	Duke Energy Corp.	10,218,488
277,690	Johnson & Johnson	18,074,842
241,719	McGraw-Hill Cos., Inc.	11,885,323
588,552	Merck & Co., Inc.	23,094,781
500,388	Microsoft Corp.	16,022,424
1,046,481	New York Community Bancorp, Inc.	14,117,029
1,092,597	Pfizer, Inc.	25,053,249
374,247	Pitney Bowes, Inc.	6,410,851
244,057	Progress Energy, Inc.	12,988,714
496,577	Reynolds American, Inc.	20,275,239
376,500	Verizon Communications, Inc.	15,203,070
		213,596,629

	Total common stocks	1,109,244,436
	(Cost $1,060,532,490)

REITS - 1.07%
	United Kingdom - 1.07%
1,554,616	British Land Co., plc	12,347,493

	Total REITS	12,347,493
	(Cost $12,259,822)

	Total long-term investments	1,121,591,929
	(Cost $1,072,792,312)

Short-term investments - 2.77%
10,591,317	Federated Obligations Fund	10,591,317
21,317,608	Fidelity Institutional Treasury Portfolio	21,317,608

	Total short-term investments	31,908,925
	(Cost $31,908,925)

Total investments - 100.04%		1,153,500,854
(Cost $1,104,701,237)

Net other assets and liabilities – (0.04)%		(487,294)

Total net assets – 100.00%		$ 1,153,013,560

*	Non income producing security
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

See notes to financial statements

Henderson Global Funds
Portfolio of investments
(unaudited)
Global Equity Income Fund
April 30, 2012 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Pharmaceuticals	10.62%
Integrated Telecommunication Services	8.46
Integrated Oil & Gas	7.88
Multi-Utilities	5.10
Tobacco	5.10
Industrial Conglomerates	3.82
Packaged Foods & Meats	3.61
Multi-line Insurance	3.16
Life & Health Insurance	3.13
Electric Utilities	3.08
Wireless Telecommunication Services	2.18
Construction & Engineering	2.16
Steel	2.11
Aerospace & Defense	2.09
Cable & Satellite	1.92
Air Freight & Logistics	1.91
Reinsurance	1.87
Diversified Chemicals	1.85
Diversified Banks	1.71
Casinos & Gaming	1.71
Systems Software	1.39
Gas Utilities	1.31
Thrifts & Mortgage Finance	1.22
Oil & Gas Equipment & Services	1.15
Data Processing & Outsourced Services	1.11
Consumer Finance	1.07
Diversified REIT's	1.07
Oil & Gas Drilling	1.06
Publishing	1.03
Real Estate Development	1.02
Investment Banking & Brokerage	1.01
Property & Casualty Insurance	0.99
Highways & Railtracks	0.98
Paper Packaging	0.92
Paper Products	0.90
Auto Parts & Equipment	0.86
Diversified Real Estate Activities	0.85
Household Appliances	0.75
Movies & Entertainment	0.70
Distributors	0.67
Office Electronics	0.66
Electronic Manufacturing Services	0.60
Alternative Carriers	0.56
Office Services & Supplies	0.56
Fertilizers & Agricultural Chemicals	0.50
Oil & Gas Exploration & Production	0.44
Diversified Metals & Mining	0.42
Long-Term Investments	97.27
Short-Term Investments	2.77
Total Investments	100.04
Net Other Assets and Liabilities	(0.04)
100.00%

See notes to financial statements

1. All percentages are based on the net assets of the Henderson Global Equity Income Fund (the “Fund”) as of April 30, 2012.

2. Net unrealized appreciation of the Fund’s investment securities was $48,799,617 of which $77,201,433 related to the appreciated investment securities and $28,401,816 related to depreciated investment securities for the period ended April 30, 2012.

3. Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates fair market value. Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund.

4. Various inputs are used in determining the value of the Fund’s investments. The Fund uses a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices (unadjusted) in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

Any transfers between levels are disclosed, effective at the end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2012:

Global Equity Income
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
Australia	$51,364,717	$—	$—	$51,364,717
Brazil	34,225,986	—	—	34,225,986
Canada	24,771,436	—	—	24,771,436
Cyprus	13,270,029	—	—	13,270,029
Finland	16,294,900	—	—	16,294,900
France	18,923,132	—	—	18,923,132
Germany	86,105,115	—	—	86,105,115
Hong Kong	35,739,196	—	—	35,739,196
Israel	5,745,122	—	—	5,745,122
Italy	33,593,743	—	—	33,593,743
Luxembourg	22,107,281	—	—	22,107,281
Netherlands	46,026,158	—	—	46,026,158
Norway	36,889,503	—	—	36,889,503
Singapore	32,391,240	—	—	32,391,240
South Africa	14,179,402	—	—	14,179,402
Sweden	30,513,694	—	—	30,513,694
Switzerland	65,127,258	—	—	65,127,258
Taiwan	15,130,883	—	—	15,130,883
United Kingdom	313,249,012	—	—	313,249,012
United States	213,596,629	—	—	213,596,629
Total Common Stocks	1,109,244,436	—	—	1,109,244,436
REITS
United Kingdom	12,347,493	—	—	12,347,493
Total REITS	12,347,493	—	—	12,347,493
Short-Term Investments	31,908,925	—	—	31,908,925
Total	$1,153,500,854	$—	$—	$1,153,500,854

Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	(4,867,985)	—	(4,867,985)
Total Financial Derivative Instruments	$—	$(4,867,985)	$—	$(4,867,985)

During the period ended April 30, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

The Fund adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund’s financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

5. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

The Fund held the following open forward foreign currency contracts at April 30, 2012.

	Value date	Local amount (000’s)	Current notional value	Unrealized appreciation/ (depreciation)
Australian Dollar Short	7/13/12	23,000	$ 23,787,520	$ (404,363)
British Pound Short	7/13/12	120,000	194,663,622	(4,463,622)

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on forward currency contracts during the period ended April 30, 2012:
Currency	Realized gain/loss	Change in unrealized gain/loss
Foreign currency risk	$756,241	$962,752

During the period ended April 30, 2012, the Fund’s monthly notional value related to forward foreign currency contracts was approximately $120 million or 10.4% of net assets.

Henderson Global Funds	Portfolio of investments
      (unaudited)
Global Leaders Fund
April 30, 2012

Shares		Value (note 3)

Common stocks - 93.08%
	Brazil - 2.64%
15,700	BRF - Brasil Foods S.A., ADR	$ 289,351
5,100	Petroleo Brasileiro S.A., ADR	120,054
		409,405

	China - 4.13%
2,525	Baidu, Inc., ADR *	335,067
154,000	Dongfeng Motor Group Co., Ltd., Class H	304,084
		639,151

	Germany - 1.32%
2,051	Fresenius SE & Co., KGaA	204,704

	Indonesia - 2.22%
427,000	PT Bank Mandiri Tbk	343,812

	Italy - 3.33%
33,100	Prada SpA *	224,829
5,880	Saipem SpA	290,475
		515,304

	Japan - 11.33%
37,000	Kubota Corp.	359,619
7,900	Makita Corp.	305,749
370	Rakuten, Inc.	412,450
1,800	SMC Corp.	302,330
14,500	Tokio Marine Holdings, Inc.	373,941
		1,754,089

	Singapore - 2.00%
34,600	Keppel Corp., Ltd.	308,954

	Switzerland - 6.87%
3,807	Compagnie Financiere Richemont S.A.	235,303
213	SGS S.A.	411,380
1,190	Syngenta AG	417,840
		1,064,523

	United Kingdom - 11.06%
17,646	BG Group plc	415,390
38,847	International Power plc	262,897
19,262	Standard Chartered plc	470,780
7,066	Unilever plc	241,159
16,915	Xstrata plc	323,240

	United States - 48.18%
5,700	Anadarko Petroleum Corp.	417,297
1,268	Apple, Inc. *	740,816
11,000	Dollar General Corp. *	522,060
4,600	Emerson Electric Co.	241,684
5,838	Express Scripts Holding Co. *	325,702
6,961	Hess Corp.	362,947
8,500	Intuit, Inc.	492,745
6,800	Kansas City Southern	523,736
23,500	KKR & Co., L.P.	331,820
10,598	Lazard, Ltd., Class A	291,551
5,250	Mead Johnson Nutrition Co.	449,190
4,362	Praxair, Inc.	504,683
9,300	QUALCOMM, Inc.	593,712
5,800	Tempur-Pedic International, Inc. *	341,272
5,170	Thermo Fisher Scientific, Inc.	287,711
7,200	United Parcel Service, Inc., Class B	562,608
3,100	VF Corp.	471,355
		7,460,889

	Total common stocks	14,414,297
	(Cost $11,489,097)

REITS - 3.88%
	United States - 3.88%
9,163	American Tower Corp.	600,909

	Total REITS	600,909
	(Cost $330,087)

	Total long-term investments	15,015,206
	(Cost $11,819,184)

Short-term investment - 2.81%
435,476	Fidelity Institutional Treasury Portfolio	435,476

	Total short-term investment	435,476
	(Cost $435,476)

See notes to financial statements

Henderson Global Funds	Portfolio of investments
      (unaudited)
Global Leaders Fund
April 30, 2012 (continued)

Total investments - 99.77%	$ 15,450,682
(Cost $12,254,660)

Net other assets and liabilities – 0.23%	35,514

Total net assets – 100.00%	$15,486,196

*	Non income producing security
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

See notes to financial statements

Henderson Global Funds
Portfolio of investments
(unaudited)

Global Leaders Fund
April 30, 2012 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Packaged Foods & Meats	6.33%
Apparel, Accessories & Luxury Goods	6.02
Integrated Oil & Gas	5.80
Diversified Banks	5.26
Computer Hardware	4.78
Industrial Machinery	3.93
Specialized REIT's	3.88
Communications Equipment	3.83
Air Freight & Logistics	3.63
Health Care Services	3.43
Railroads	3.38
General Merchandise Stores	3.37
Industrial Gases	3.26
Application Software	3.18
Fertilizers & Agricultural Chemicals	2.70
Oil & Gas Exploration & Production	2.69
Internet Retail	2.66
Research & Consulting Services	2.66
Property & Casualty Insurance	2.42
Construction & Farm Machinery & Heavy Trucks	2.32
Home Furnishings	2.20
Internet Software & Services	2.16
Asset Management & Custody Banks	2.14
Diversified Metals & Mining	2.09
Industrial Conglomerates	2.00
Automobile Manufacturers	1.96
Investment Banking & Brokerage	1.88
Oil & Gas Equipment & Services	1.88
Life Sciences Tools & Services	1.86
Independent Power Producers & Energy Traders	1.70
Electrical Components & Equipment	1.56
Long-Term Investments	96.96
Short-Term Investment	2.81
Total Investments	99.77
Net Other Assets and Liabilities	0.23
100.00%

See notes to financial statements

Henderson Global Funds
Notes to financial statements
                                                               (unaudited)

1. All percentages are based on the net assets of the Henderson Global Leaders Fund (the “Fund”) as of April 30, 2012.

2. Net unrealized appreciation of the Fund’s investment securities was $3,196,022 of which $3,355,529 related to the appreciated investment securities and $159,507 related to depreciated investment securities for the period ended April 30, 2012.

3. Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates fair market value. Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund.

4. Various inputs are used in determining the value of the Fund’s investments. The Fund uses a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices (unadjusted) in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

Any transfers between levels are disclosed, effective at the end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2012:

Global Leaders
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
Brazil	$409,405	$—	$—	$409,405
China	639,151	—	—	639,151
Germany	204,704	—	—	204,704
Indonesia	343,812	—	—	343,812
Italy	515,304	—	—	515,304
Japan	1,754,089	—	—	1,754,089
Singapore	308,954	—	—	308,954
Switzerland	1,064,523	—	—	1,064,523
United Kingdom	1,713,466	—	—	1,713,466
United States	7,460,889	—	—	7,460,889
Total Common Stocks	14,414,297	—	—	14,414,297
REITS
United States	600,909	—	—	600,909
Total REITS	600,909	—	—	600,909
Short-Term Investment	435,476	—	—	435,476
Total	$15,450,682	$—	$—	$15,450,682

During the period ended April 30, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

The Fund adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund’s financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended April 30, 2012.

Henderson Global Funds	Portfolio of investments
      (unaudited)
Global Technology Fund
April 30, 2012

Shares		Value (note 3)

Common stocks - 95.22%
	Brazil - 0.36%
40,092	Cielo S.A.	$ 1,203,086

	China - 6.74%
71,704	51job, Inc., ADR *	4,353,867
77,462	Baidu, Inc., ADR *	10,279,207
677,163	China Digital TV Holding Co., Ltd., ADR	2,383,614
89,620	NetEase.com, Inc., ADR *	5,405,878
		22,422,566

	Germany - 2.93%
71,908	SAP AG	4,767,799
269,092	Wirecard AG	4,986,760
		9,754,559

	Ireland - 1.57%
80,330	Accenture plc, Class A	5,217,434

	Israel - 1.49%
85,387	Check Point Software Technologies, Ltd. *	4,963,546

	Japan - 2.83%
94,800	Nippon Telegraph and Telephone Corp.	4,304,234
472,900	Taiyo Yuden Co., Ltd.	5,117,555
		9,421,789

	Korea - 3.56%
9,646	Samsung Electronics Co., Ltd.	11,864,121

	Mauritius - 0.41%
70,299	Makemytrip, Ltd. *	1,364,504

	Netherlands - 1.54%
100,771	ASML Holding N.V.	5,127,535

	Taiwan - 1.25%
1,315,000	Hon Hai Precision Industry Co., Ltd.	4,159,953

	United Kingdom - 8.88%
556,468	Blinkx plc *	485,412
124,731	Mail.ru Group, Ltd. *	5,394,616
205,212	Rightmove plc	5,132,124
1,945,007	Spirent Communications plc	5,366,137
428,489	Telecity Group plc *	5,611,835
207,342	Velti plc *	2,477,737
1,842,068	Vodafone Group plc	5,097,083
		29,564,944

	United States - 63.66%
26,220	Amazon.com, Inc. *	$ 6,080,418
128,990	Analog Devices, Inc.	5,028,030
55,218	Apple, Inc. *	32,260,564
493,870	Cisco Systems, Inc.	9,951,480
64,680	Citrix Systems, Inc. *	5,537,255
141,359	Cognizant Technology Solutions Corp. *	10,364,442
310,366	Dell, Inc. *	5,080,691
175,776	EMC Corp. *	4,958,641
38,286	F5 Networks, Inc. *	5,127,644
64,390	Fusion-io, Inc. *	1,651,604
16,720	Google, Inc., Class A *	10,119,446
189,297	Intel Corp.	5,376,035
85,954	Intuit, Inc.	4,982,753
52,526	LinkedIn Corp., Class A *	5,696,445
23,436	MasterCard, Inc., Class A	10,599,400
64,483	MercadoLibre, Inc.	6,238,085
316,680	Microsoft Corp.	10,140,094
129,829	NetApp, Inc. *	5,041,260
212,294	Nuance Communications, Inc. *	5,188,465
56,208	OpenTable, Inc. *	2,514,184
176,607	Oracle Corp.	5,190,480
16,089	Priceline.com, Inc. *	12,240,833
101,592	QUALCOMM, Inc.	6,485,633
32,372	Salesforce.com, Inc. *	5,041,292
73,191	Teradata Corp. *	5,107,268
161,831	Texas Instruments, Inc.	5,168,882
154,503	TIBCO Software, Inc. *	5,083,149
103,574	VeriFone Systems, Inc. *	4,934,265
43,607	Visa, Inc., A Shares	5,362,789
47,770	VMware, Inc., Class A *	5,336,864
		211,888,391

	Total long-term investments	316,952,428
	(Cost $229,898,365)

Short-term investment - 5.74%
19,095,271	Fidelity Institutional Treasury Portfolio	19,095,271

	Total short-term investment	19,095,271
	(Cost $19,095,271)

See notes to financial statements

Henderson Global Funds	Portfolio of investments
      (unaudited)
Global Technology Fund
April 30, 2012 (continued)

Total investments - 100.96%	$336,047,699
(Cost $248,993,636)

Net other assets and liabilities – (0.96)%	(3,185,865)

Total net assets – 100.00%	$332,861,834

*	Non income producing security
ADR	American Depositary Receipts

See notes to financial statements

Henderson Global Funds
Portfolio of investments
(unaudited)

Global Technology Fund
April 30, 2012 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Internet Software & Services	15.55%
Computer Hardware	11.22
Application Software	9.19
Systems Software	8.44
Semiconductors	8.24
Data Processing & Outsourced Services	8.14
Communications Equipment	8.09
IT Consulting & Other Services	6.22
Internet Retail	5.91
Computer Storage & Peripherals	4.22
Publishing	1.54
Semiconductor Equipment	1.54
Electronic Components	1.54
Wireless Telecommunication Services	1.53
Human Resource & Employment Services	1.31
Integrated Telecommunication Services	1.29
Electronic Manufacturing Services	1.25
Long-Term Investments	95.22
Short-Term Investment	5.74
Total Investments	100.96
Net Other Assets and Liabilities	(0.96)
100.00%

See notes to financial statements

Henderson Global Funds
      Notes to financial statements
                                                               (unaudited)

1. All percentages are based on the net assets of the Henderson Global Technology Fund (the “Fund”) as of April 30, 2012.

2. Net unrealized appreciation of the Fund’s investment securities was $87,054,063 of which $90,486,839 related to the appreciated investment securities and $3,432,776 related to depreciated investment securities for the period ended April 30, 2012.

3. Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates fair market value. Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund.

4. Various inputs are used in determining the value of the Fund’s investments. The Fund uses a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices (unadjusted) in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

Any transfers between levels are disclosed, effective at the end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2012:

Global Technology
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
Brazil	$1,203,086	$—	$—	$1,203,086
China	22,422,566	—	—	22,422,566
Germany	9,754,559	—	—	9,754,559
Ireland	5,217,434	—	—	5,217,434
Israel	4,963,546	—	—	4,963,546
Japan	9,421,789	—	—	9,421,789
Korea	11,864,121	—	—	11,864,121
Mauritius	1,364,504	—	—	1,364,504
Netherlands	5,127,535	—	—	5,127,535
Taiwan	4,159,953	—	—	4,159,953
United Kingdom	29,564,944	—	—	29,564,944
United States	211,888,391	—	—	211,888,391
Total Common Stocks	316,952,428	—	—	316,952,428
Short-Term Investment	19,095,271	—	—	19,095,271
Total	$336,047,699	$—	$—	$336,047,699

During the period ended April 30, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

The Fund adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund’s financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended April 30, 2012.

Henderson Global Funds	Portfolio of investments
      (unaudited)
International Opportunities Fund
April 30, 2012
Shares		Value (note 3)

Common stocks - 96.99%
	China - 7.64%
450,284	Baidu, Inc., ADR *	$ 59,752,687
98,445,900	Bank of China, Ltd., Class H	41,237,738
35,000,000	PetroChina Co., Ltd., Class H	53,140,688
5,639,500	Ping An Insurance (Group) Co. of China, Ltd., Class H	47,173,612
		201,304,725

	France - 10.79%
1,334,342	Alstom S.A.	47,653,936
3,001,025	AXA S.A. *	42,505,298
696,831	Essilor International S.A.	61,376,191
1,497,908	Renault S.A.	68,058,969
812,778	Sodexo	64,724,610
		284,319,004

	Germany - 11.78%
764,068	Continental AG	74,054,493
3,631,450	Deutsche Post AG	67,778,017
591,880	Fresenius SE & Co., KGaA	59,073,770
851,261	HeidelbergCement AG	46,802,239
946,373	SAP AG	62,748,456
		310,456,975

	Hong Kong - 2.04%
21,720,000	Brilliance China Automotive Holdings, Ltd. *	23,571,420
31,344,000	Lenovo Group, Ltd.	30,097,092
		53,668,512

	India - 1.58%
1,400,000	Tata Motors, Ltd., ADR	41,650,000

	Israel - 0.40%
181,830	Check Point Software Technologies, Ltd. *	10,569,778

	Italy - 1.35%
5,218,300	Prada SpA *	35,444,879

	Japan - 19.49%
1,521,100	Canon, Inc.	69,920,303
15,365,000	Daiwa Securities Group, Inc.	58,504,008
279,600	Keyence Corp.	66,397,996
329,500	Nintendo Co., Ltd.	44,984,344
60,247	Rakuten, Inc.	67,159,106
4,943,000	Sekisui Chemical Co., Ltd.	44,576,152
1,590,300	Sumitomo Mitsui Financial Group, Inc.	51,469,629
947,820	Yamada Denki Co., Ltd.	61,731,763
3,142,800	Yamato Holdings Co., Ltd.	48,692,931
		513,436,232

	Korea - 4.72%
151,186	Hyundai Department Store Co., Ltd.	21,337,610
2,573,225	Korean Reinsurance Co.	31,194,056
58,454	Samsung Electronics Co., Ltd.	71,895,640
		124,427,306

	Luxembourg - 1.73%
2,629,222	ArcelorMittal	45,470,146

	Netherlands - 2.46%
1,275,000	ASML Holding N.V.	64,875,877

	Singapore - 1.01%
2,354,530	DBS Group Holdings, Ltd.	26,561,001

	Spain - 2.61%
5,503,247	Banco Santander S.A.	34,383,547
381,661	Industria de Diseno Textile S.A.	34,328,666
		68,712,213

	Sweden - 4.92%
3,767,531	Svenska Cellulosa AB, B Shares	59,697,090
7,050,000	Telefonaktiebolaget LM Ericsson, B Shares *	69,857,022
		129,554,112

	Switzerland - 2.69%
388,441	Roche Holding AG	70,956,335

	Taiwan - 1.48%
2,500,000	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	38,950,000

	Thailand - 1.47%
3,397,000	PTT pcl	38,775,512

	United Kingdom - 13.15%
11,254,503	BAE Systems plc	53,918,074
8,317,583	BP plc	60,068,786
5,884,352	Capita Group plc	63,314,600
12,039,871	Essar Energy, Ltd. *	28,625,373
1,048,953	Imperial Tobacco Group plc	41,945,795
16,250,000	RusPetro plc *	49,843,309
9,432,536	Tesco plc	48,580,130
		346,296,067

See notes to financial statements

Henderson Global Funds	Portfolio of investments
     (unaudited)
International Opportunities Fund
April 30, 2012 (continued)

Shares		Value (note 3)

	United States - 5.68%
63,884	Apple, Inc. *	$ 37,323,588
298,621	Cognizant Technology Solutions Corp., Class A *	21,894,892
30,035	Google, Inc., Class A *	18,178,083
60,626	MasterCard, Inc., Class A	27,419,321
453,705	NetApp, Inc. *	17,617,365
35,578	Priceline.com, Inc. *	27,068,454
		149,501,703

	Total common stocks	2,554,930,377
	(Cost $2,300,583,360)

Contracts

Options purchased – 0.00%
	United Kingdom – 0.00%
7,785	BP plc, Call @ $519	16,425
	Expires 6/15/12
7,401	BP plc, Call @ $719	15,614
	Expires 12/21/12	32,039

	Total options purchased	32,039
	(Cost $2,923,391)

	Total long-term investments	2,554,962,416
	(Cost $2,303,506,751)

Shares

Short-term investment - 2.47%
65,098,142	Henderson Money Market Fund (a)	65,098,142

	Total short-term investment	65,098,142
	(Cost $65,098,142)

Total investments - 99.46%		2,620,060,558
(Cost $2,368,604,893)

Net other assets and liabilities – 0.54%		14,333,661

Total net assets – 100.00%		$ 2,634,394,219

*	Non income producing security
(a)	Affiliated holding, see notes to financial statements for further information.
ADR	American Depositary Receipts

See notes to financial statements

Henderson Global Funds
 Portfolio of investments
(unaudited)
International Opportunities Fund
April 30, 2012 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	5.83%
Integrated Oil & Gas	5.77
Air Freight & Logistics	4.42
Semiconductors	4.21
Internet Retail	3.58
Automobile Manufacturers	3.48
Oil & Gas Exploration & Production	2.98
Internet Software & Services	2.96
Auto Parts & Equipment	2.81
Pharmaceuticals	2.69
Office Electronics	2.66
Communications Equipment	2.65
Computer Hardware	2.56
Electronic Equipment & Instruments	2.52
Semiconductor Equipment	2.46
Restaurants	2.46
Human Resource & Employment Services	2.40
Application Software	2.38
Computer & Electronics Retail	2.34
Health Care Supplies	2.33
Paper Products	2.27
Health Care Equipment	2.24
Investment Banking & Brokerage	2.22
Aerospace & Defense	2.05
Food Retail	1.85
Heavy Electrical Equipment	1.81
Life & Health Insurance	1.79
Construction Materials	1.78
Steel	1.73
Home Entertainment Software	1.71
Homebuilding	1.69
Multi-line Insurance	1.61
Tobacco	1.59
Construction & Farm Machinery & Heavy Trucks	1.58
Apparel, Accessories & Luxury Goods	1.35
Apparel Retail	1.30
Reinsurance	1.18
Data Processing & Outsourced Services	1.04
IT Consulting & Other Services	0.83
Department Stores	0.81
Computer Storage & Peripherals	0.67
Systems Software	0.40
Long-Term Investments	96.99
Short-Term Investment	2.47
Total Investments	99.46
Net Other Assets and Liabilities	0.54
100.00%

See notes to financial statements

Henderson Global Funds
  Notes to financial statements
                                                               (unaudited)

1. All percentages are based on the net assets of the Henderson International Opportunities Fund (the “Fund”) as of April 30, 2012.

2. Net unrealized appreciation of the Fund’s investment securities was $251,455,665 of which $432,878,745 related to the appreciated investment securities and $181,423,080 related to depreciated investment securities for the period ended April 30, 2012.

3. Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates fair market value. Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund.

4. Various inputs are used in determining the value of the Fund’s investments. The Fund uses a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices (unadjusted) in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

Any transfers between levels are disclosed, effective at the end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2012:

International Opportunities

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
China	$201,304,725	$—	$—	$201,304,725
France	284,319,004	—	—	284,319,004
Germany	310,456,975	—	—	310,456,975
Hong Kong	53,668,512	—	—	53,668,512
India	41,650,000	—	—	41,650,000
Israel	10,569,778	—	—	10,569,778
Italy	35,444,879	—	—	35,444,879
Japan	513,436,232	—	—	513,436,232
Korea	124,427,306	—	—	124,427,306
Luxembourg	45,470,146	—	—	45,470,146
Netherlands	64,875,877	—	—	64,875,877
Singapore	26,561,001	—	—	26,561,001
Spain	68,712,213	—	—	68,712,213
Sweden	129,554,112	—	—	129,554,112
Switzerland	70,956,335	—	—	70,956,335
Taiwan	38,950,000	—	—	38,950,000
Thailand	38,775,512	—	—	38,775,512
United Kingdom	346,296,067	—	—	346,296,067
United States	149,501,703	—	—	149,501,703
Total Common Stocks	2,554,930,377	—	—	2,554,930,377
Options Purchased
United Kingdom	—	32,039	—	32,039
Total Options Purchased	—	32,039	—	32,039
Short-Term Investment	65,098,142	—	—	65,098,142
Total	$2,620,028,519	$32,039	$—	$2,620,060,558

During the period ended April 30, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

5. The Fund may purchase options to create investment exposure consistent with its investment objective or to hedge or limit exposure of its portfolio holdings. Options are valued daily and unrealized appreciation or depreciation is recorded. The Fund realizes a gain or loss upon the expiration or closing of the option transaction. Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying instrument, the possibility of an illiquid market for the option or the inability of counterparties to perform. When applicable, option contracts purchased by the Fund and contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Following is a summary of realized gains/losses and change in unrealized gains/losses incurred on options purchased during the period ended April 30, 2012:

Options purchased	Realized gain/loss	Change in unrealized gain/loss
Equity risk	$-	$(2,351,361)

6. An affiliated person of a fund may include any company in which the fund owns five percent of more of its outstanding voting shares. At April 30, 2012, the Fund held 87% of the Henderson Money Market Fund. Transactions in affiliates during the period ended April 30, 2012 were as follows:

Affiliate	Balance of Shares Held 7/31/2011	Purchases	Sales	Balance of Shares Held 4/30/2012	Value
Henderson Money Market Fund	67,218,966	768,738,166	770,858,990	65,098,142	$65,098,142

The aggregate cost and value of affiliates at April 30, 2012 is $65,098,142 and $65,098,142, respectively. Investments in affiliates represented 2.47% of the total net assets of the fund as of April 30, 2012.

The Fund invests a portion of its un-invested cash in the Henderson Money Market Fund to assist with short-term cash management.

Henderson Global Funds	Portfolio of investments
      (unaudited)
Japan Focus Fund
April 30, 2012

Shares		Value (note 3)
Common stocks - 99.90%
	Japan - 99.90%
11,400	Benesse Holdings, Inc.	$ 565,431
23,900	Canon, Inc.	1,098,610
41,100	Credit Saison Co., Ltd.	887,480
66,000	Daiwa House Industry Co., Ltd.	854,759
289,000	Daiwa Securities Group, Inc.	1,100,401
11,290	Hakuhodo DY Holdings, Inc.	708,453
127	INPEX Corp.	843,061
4,900	Keyence Corp.	1,163,627
351,700	Mitsubishi UFJ Financial Group, Inc.	1,704,758
205,000	Mitsui OSK Lines, Ltd.	801,102
723,200	Mizuho Financial Group, Inc.	1,150,381
15,200	Murata Manufacturing Co., Ltd.	874,800
6,900	Nintendo Co., Ltd.	942,009
18,700	Nippon Telegraph and Telephone Corp.	849,042
4,420	Nippon Television Network Corp.	686,473
6,850	Nitori Holdings Co., Ltd.	630,605
40,300	NS Solutions Corp.	787,930
18,100	Oracle Corp., Japan	700,514
1,364	Rakuten, Inc.	1,520,491
18,000	SANKYO Co., Ltd.	870,240
11,600	Secom Co., Ltd.	552,104
93,000	Sekisui Chemical Co., Ltd.	838,677
28,300	Seven & I Holdings Co., Ltd.	858,854
15,700	Shin-Etsu Chemical Co., Ltd.	912,425
38,600	Sumitomo Mitsui Financial Group, Inc.	1,249,279
16,000	TDK Corp.	845,691
43,500	Tokio Marine Holdings, Inc.	1,121,825
50,400	Tokyo Broadcasting System, Inc.	685,551
23,600	Yamada Denki Co., Ltd.	1,537,074
59,900	Yamato Holdings Co., Ltd.	928,060
		28,269,707

	Total long-term investments	28,269,707
	(Cost $26,940,360)

Total investments - 99.90%		28,269,707
(Cost $26,940,360)

Net other assets and liabilities – 0.10%		28,073

Total net assets – 100.00%		$ 28,297,780

See notes to financial statements

Henderson Global Funds
 Portfolio of investments
        (unaudited)

Japan Focus Fund
April 30, 2012 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	14.51%
Electronic Components	6.08
Computer & Electronics Retail	5.43
Internet Retail	5.37
Broadcasting	4.85
Electronic Equipment & Instruments	4.11
Property & Casualty Insurance	3.96
Investment Banking & Brokerage	3.89
Office Electronics	3.88
Home Entertainment Software	3.33
Air Freight & Logistics	3.28
Specialty Chemicals	3.22
Consumer Finance	3.14
Leisure Products	3.08
Food Retail	3.04
Diversified Real Estate Activities	3.02
Integrated Telecommunication Services	3.00
Oil & Gas Exploration & Production	2.98
Homebuilding	2.96
Marine	2.83
IT Consulting & Other Services	2.78
Advertising	2.50
Systems Software	2.48
Homefurnishing Retail	2.23
Education Services	2.00
Security & Alarm Services	1.95
Total Investments	99.90
Net Other Assets and Liabilities	0.10
100.00%

See notes to financial statements

Henderson Global Funds
Notes to financial statements
                                                               (unaudited)
1. All percentages are based on the net assets of the Henderson Japan Focus Fund (the “Fund”) as of April 30, 2012.

2. Net unrealized appreciation of the Fund’s investment securities was $1,329,347 of which $2,332,909 related to the appreciated investment securities and $1,003,562 related to depreciated investment securities for the period ended April 30, 2012.

3. Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates fair market value. Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund.

4. Various inputs are used in determining the value of the Fund’s investments. The Fund uses a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices (unadjusted) in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

Any transfers between levels are disclosed, effective at the end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2012:

Japan Focus
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
Japan	$28,269,707	$—	$—	$28,269,707
Total	$28,269,707	$—	$—	$28,269,707

During the period ended April 30, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

The Fund adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund’s financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended April 30, 2012.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.   Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:          /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:      June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:      June 27, 2012

By:          /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:       June 27, 2012